Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Purchases from related party	$ 1,411,000	$ 859,000	$ 2,913,000	$ 2,364,000
Company owed related party	398,656		398,656		$ 1,083,764	$ 1,171,754
Due to shareholders	160,153		160,153		134,086	127,265
Short term loan	3,297		3,297		3,297	3,297
Notes payable to related parties	125,856		125,856		68,471	28,969
Unpaid compensation	$ 31,000		$ 31,000		$ 62,319	$ 94,999